Consolidated statement of comprehensive income - RUB (₽) ₽ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Continuing operations
Revenue:		₽ 7,205	₽ 4,214	₽ 2,064	[1]
Revenue from contracts with customers		6,517	4,004	1,876	[1]
Interest revenue calculated using the effective interest rate		588	140	81	[1]
Fees from inactive accounts and unclaimed payments		100	70	107	[1]
Operating costs and expenses:		(6,181)	(5,277)	(2,573)	[1]
Cost of revenue, exclusive of items shown separately below		(4,355)	(2,690)	(1,076)	[1]
Selling, general and administrative expenses		(923)	(687)	(840)	[1]
Personnel expenses		(1,179)	(859)	(624)	[1]
Depreciation and amortization		(69)	(26)	(24)	[1]
Credit loss recovery/(expense)		399	(979)	3	[1]
Impairment of non-current assets		(54)	(36)	(12)	[1]
(Loss)/Profit from operations		1,024	(1,063)	(509)	[1]
Gain on disposal of subsidiaries, net		424
Gain on disposal of an associate	[1]			8,177
Share of gain/(loss) of an associate and a joint venture		(147)	(39)	306	[1]
Foreign exchange (loss)/gain, net		447	(453)	(6)	[1]
Other income and expenses, net		899	363	262	[1]
Profit/(Loss) before tax from continuing operations		2,647	(1,192)	8,230	[1]
Income tax expense		(260)	(544)	(490)	[1]
Net profit/(loss) from continuing operations		2,387	(1,736)	7,740	[1]
Discontinued operations
Profit after tax from discontinued operations		689	15,491	9,796	[1]
Net profit/(loss)		3,076	13,755	17,536	[1]
Attributable to:
Equity holders of the parent		2,768	13,119	17,399	[1]
Non-controlling interests		308	636	137	[1]
Foreign currency translation:
Exchange differences on translation of foreign operations		244	(142)	(12)	[1]
Net gain recycled to profit or loss upon disposal		(447)
Debt securities at fair value through other comprehensive income (FVOCI):
Net (loss)/gain arising during the period, net of tax		(191)	220	(204)	[1]
Net gains recycled to profit or loss upon disposal		(100)		(2)	[1]
Share of other comprehensive Income of an associate		6	16
Total other comprehensive (loss)/income, net of tax		(488)	94	(218)	[1]
Total comprehensive income, net of tax		2,588	13,849	17,318	[1]
Attributable to:
Equity holders of the parent		2,245	13,214	17,181	[1]
Non-controlling interests		₽ 343	₽ 635	₽ 137	[1]
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent		₽ 44.14	₽ 209.50	₽ 278.68	[1]
Diluted, profit attributable to ordinary equity holders of the parent		44.14	209.50	278.59	[1]
Earnings/(loss) per share from continuing operations
Basic, profit/(loss) from continuing operations attributable to ordinary equity holders of the parent		38.06	(27.73)	123.97	[1]
Diluted, profit/(loss) from continuing operations attributable to ordinary equity holders of the parent		₽ 38.06	₽ (27.73)	₽ 123.93	[1]

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)